PROVISION FOR INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

Provision (Benefit) for Taxes

	Year ended December 31,
	2012	2011
Current:
Domestic (Israel)	$124	$30
Foreign	15	10
	139	40
Taxes related to prior years	47	(164)
Deferred:
Deferred taxes, net	(322)	47
Total provision (benefit) for income taxes	$(136)	$(77)

Schedule of Effective Income Tax Rate Reconciliation

The reconciliation of income tax at the U.S. statutory rate to the Company’s effective tax rate as follows:

	2012	2011
U.S. federal statutory rate	35%	35%
Tax Rate difference between US and Israel	—	(10)%
Effect of Israeli tax rate benefit	—	(21)%
Change in valuation allowance	—	(4)%
Effect of previous years	—	(6)%
Gain on bargain purchase	(36)%
other	(2)%
Effective Tax Rate	(3)%	(6)%

Schedule of Deferred Tax Assets and Liabilities

Deferred Tax Assets and Liabilities

Deferred tax reflect the net tax effects of temporary differences between the carrying amounts of assets or liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2012 and 2011, the Company’s deferred taxes were in respect of the following:

	December 31,
	2012	2011
	(in thousands)
Net operating loss carry forward	110	148
Provisions for employee rights and other temporary differences	349	62
Deferred tax assets before valuation allowance	459	210
Valuation allowance	110	148
Deferred tax assets	349	62
Deferred tax liability	211	—
Deferred tax assets (liability), net	138	62